Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Amended and Restated Supplement to Prospectus (Class A, C, K shares) dated May 1, 2013, and

Amended and Restated Supplement to Prospectus (Class Y shares) dated May 1, 2013

RS Value Funds

RS Partners Fund

Effective January 7, 2014, the sub-section titled “Investment Team” under the section titled “Management of the Fund” is amended and restated in its entirety as follows:

RS Partners Fund is team-managed by members of the RS Value Team. The following list comprises five members of the investment team with responsibility for the day-to-day management of the Fund: Byron E. Penstock, CFA (with RS Investments since 2004) has been a member of the Fund’s investment team since 2012; Joseph M. Mainelli (with RS Investments since 2007) has been a member of the Fund’s investment team since 2013; and Paul Hamilos, CFA (with RS Investments since 2011), Robert J. Harris (with RS Investments since 2005), and Daniel Lang, M.D. (with RS Investments since 2009) have each been a member of the Fund’s investment team since 2014.

RS Value Fund

Effective January 7, 2014, the sub-section titled “Investment Team” under the section titled “ Management of the Fund” is amended and restated in its entirety as follows:

RS Value Fund is team-managed by members of the RS Value Team. The following list comprises five members of the investment team with responsibility for the day-to-day management of the Fund: Joseph M. Mainelli (with RS Investments since 2007) and Byron E. Penstock, CFA (with RS Investments since 2004) have each been a member of the Fund’s investment team since 2013; and Paul Hamilos, CFA (with RS Investments since 2011), Robert J. Harris (with RS Investments since 2005), and Daniel Lang, M.D. (with RS Investments since 2009) have each been a member of the Fund’s investment team since 2014.

RS Large Cap Alpha Fund

Effective January 7, 2014, the sub-section titled “Investment Team” under the section titled “Management of the Fund” is amended and restated in its entirety as follows:

RS Large Cap Alpha Fund is team-managed by members of the RS Value Team. The following list comprises five members of the investment team with responsibility for the day-to-day management of the Fund: Joseph M. Mainelli (with RS Investments since 2007) has been a member of the Fund’s investment team since 2012; Byron E. Penstock, CFA (with RS Investments since 2004) has been a member of the Fund’s investment team since 2013; and Paul Hamilos, CFA (with RS Investments since 2011), Robert J. Harris (with RS Investments since 2005), and Daniel Lang, M.D. (with RS Investments since 2009) have each been a member of the Fund’s investment team since 2014.

RS Investors Fund

Effective January 7, 2014, the sub-section titled “Investment Team” under the section titled “Management of the Fund” is amended and restated in its entirety as follows:

RS Investors Fund is team-managed by members of the RS Value Team. The following list comprises five members of the investment team with responsibility for the day-to-day management of the Fund: Joseph M. Mainelli (with RS Investments since 2007) and Byron E. Penstock, CFA (with RS Investments since 2004) have each been a member of the Fund’s investment team since 2013; and Paul Hamilos, CFA (with RS Investments since 2011), Robert J. Harris (with RS Investments since 2005), and Daniel Lang, M.D. (with RS Investments since 2009) have each been a member of the Fund’s investment team since 2014.

RS Global Natural Resources Fund

Effective January 7, 2014, the following paragraph is added under the section titled “Management of the Fund:”

It is expected that, late in the first quarter of 2014 or in the second quarter of 2014, SailingStone Capital Partners LLC (SailingStone) will begin serving as sub-adviser for the Fund and that portfolio managers at SailingStone will assume responsibility for the day-to-day management of the Fund. SailingStone is a newly formed investment advisory firm founded by members of the portfolio management team currently responsible for the day-to-day management of the Fund. Implementation of the sub-advisory agreement is subject to approval by the Board of Trustees of RS Investment Trust and shareholders of the Fund. SailingStone may act as sub-adviser to the Fund pursuant to a temporary sub-advisory agreement in anticipation of shareholder approval of a definitive agreement.

RS Fixed Income Funds

RS Investment Quality Bond Fund

Effective January 2, 2014, the sub-section titled “Investment Team” under the section titled “Management of the Fund” was amended and restated in its entirety as follows:

Robert J. Crimmins Jr., co-portfolio manager, has managed the Fund since 2004. David J. Marmon, co-portfolio manager, has managed the Fund since 2013. Demetrios Tsaparas, CFA, co-portfolio manager, has managed the Fund since July 2013. Paul Jablansky, co-portfolio manager, has managed the Fund since January 2014.

RS Low Duration Bond Fund

Effective January 2, 2014, the sub-section titled “Investment Team” under the section titled “Management of the Fund” was amended and restated in its entirety as follows:

Robert J. Crimmins Jr., co-portfolio manager, has managed the Fund since 2004. Leslie Barbi and John Gargana, co-portfolio managers, have each managed the Fund since July 2013. Paul Jablansky, co-portfolio manager, has managed the Fund since January 2014.

RS Strategic Income Fund

Effective January 2, 2014, the sub-section titled “Investment Team” under the section titled “Management of the Fund” was amended and restated in its entirety as follows:

Leslie Barbi, Kevin Booth, CFA, Robert J. Crimmins Jr., and Marc Gross have each been a member of the investment team of the Fund since its inception. David J. Marmon, Demetrios Tsaparas, CFA, and Paul Jablansky have each been a member of the investment team of the Fund since 2012, May 2013, and January 2014, respectively.

RS International Funds

RS International Fund and RS Global Fund (the “Funds”)

Effective July 1, 2013, U-Wen Kok became the portfolio manager of the Funds. She is supported by additional investment professionals at RS Investments.

RS International Fund

Effective July 1, 2013, the name of RS International Growth Fund was changed to “RS International Fund” and the Fund’s Prospectuses were changed as follows:

The sub-sections titled “Principal Investment Strategies” and “Principal Risks” under the section titled “Investments, Risks, and Performance,” and the section titled “Management of the Fund” were amended and restated in their entirety as follows:

Investments, Risks, and Performance

Principal Investment Strategies

The Fund normally invests at least 80% of the value of the Fund’s net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United

States, or (iii) companies which do a substantial amount of business outside of the United States, which the investment team considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country. A significant part of the Fund’s assets will normally be divided among continental Europe, the United Kingdom, Japan, and Asia/Pacific region (including Australia and New Zealand). However, there are no limitations on how much money the Fund can invest in any one country. The Fund may invest up to 20% (measured at the time of purchase) of its total assets in countries in emerging markets when the Fund’s investment team believes it would be appropriate to do so.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies across the market capitalization spectrum that it believes can sustain long-term growth. Valuation is also an integral part of the investment process. The investment team seeks to identify companies that it believes possess strong earnings quality, operational efficiency, sound management, favorable growth characteristics, attractive valuations, and that enjoy favorable market sentiment. The Fund’s investment team monitors macroeconomic and political trends, as well as risk exposures, as part of the overall investment process.

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic . In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers,

currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

U-Wen Kok has been the portfolio manager of the Fund since July 2013.

RS Global Fund

Effective July 1, 2013, the name of RS Global Growth Fund was changed to “RS Global Fund” and the Fund’s Prospectuses were changed as follows:

The sub-sections titled “Principal Investment Strategies” and “Principal Risks” under the section titled “Investments, Risks, and Performance,” and the section titled “Management of the Fund” were amended and restated in their entirety as follows:

Investments, Risks, and Performance

Principal Investment Strategies

The Fund normally invests at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of publicly traded companies wherever they may be in the world. The Fund may invest in companies of any size anywhere in the world. The Fund expects that substantially all of the securities held by the Fund will be listed on at least one securities exchange.

Under normal circumstances, the Fund will invest in companies located in at least three different countries including the United States. The Fund will normally invest 40% or more of its total assets in securities of non-U.S. companies. The Fund may invest any portion of its assets in companies located in emerging markets.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies across the market capitalization spectrum that it believes can sustain long-term growth. Valuation is also an integral part of the investment process. The investment team seeks to identify companies that it believes possess strong earnings quality, operational efficiency, sound management, favorable growth characteristics, attractive valuations, and that enjoy favorable market sentiment. The Fund’s investment team monitors macroeconomic and political trends, as well as risk exposures, as part of the overall investment process.

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Fund’s investment team.

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers,

currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

U-Wen Kok has been the portfolio manager of the Fund since July 2013.

Additional Information About Principal Risks

Effective July 1, 2013, the chart on pages 90-91 of the Class A, C, and K Prospectus and on pages 84-85 of the Class Y Prospectus were revised to add “Portfolio Turnover Risk” as a principal risk of RS International Fund and RS Global Fund and to remove “Investment Style Risk” as a principal risk of RS International Fund and RS Global Fund.

Investment Team Biographical Information

Effective January 7, 2014, the following information is added to the section of the Prospectuses titled “Investment Team Biographical Information:”

Paul Hamilos, CFA

Paul Hamilos has been a member of the RS Value Team since 2011. Paul has been responsible for the day-to-day management of RS Partners Fund, RS Value Fund, RS Large Cap Alpha Fund, and RS Investors Fund since 2014. Prior to joining RS Investments in 2011, he was vice president of the Principal Transaction Group at Macquarie Group, focusing on the specialty finance industry. Previously, he was an associate at American Capital Strategies focusing on mezzanine debt financing within the financial sponsors group. Paul holds a B.S. in business administration, with a concentration in finance and banking, from the University of Missouri and an M.B.A. from the Chicago Booth School of Business. Paul is a CFA Charterholder.

Robert J. Harris

Robert Harris has been a member of the RS Value Team since 2005. Robert has been responsible for the day-to-day management of RS Partners Fund, RS Value Fund, RS Large Cap Alpha Fund, and RS Investors Fund since 2014. Prior to joining RS Investments in 2005, he was a financial services analyst at Dresdner RCM Global Investors, LLC. Previously, he was a marketing associate for Chevron Texaco Corporation. He also spent seven years as a flight engineer in the United States Air Force. Robert holds a B.A. in political science from Sonoma State University and an M.B.A. from Golden Gate University.

Daniel Lang, M.D.

Daniel Lang has been a member of the RS Value Team since 2009. Daniel has been responsible for the day-to-day management of RS Partners Fund, RS Value Fund, RS Large Cap Alpha Fund, and RS Investors Fund since 2014. Prior to joining RS Investments in 2009, he was a portfolio manager at Farallon Capital Management covering biotech, medical device, pharmaceutical, and health care services globally. Previously, he was a senior associate at venture capital firm Brilleon Capital U.S. and the co-founder and CFO of Sapient Medical Group. Daniel’s ten years of business and investment experience is preceded by a career practicing medicine. He was a fellow in cardiology and post-doctoral research at the University of California, San Francisco, and he was board certified in internal medicine as chief medical resident at Mount Sinai Hospital in New York. Daniel holds a B.A. in chemistry from Cornell University and an M.D. from Cornell University Medical College.

Effective January 7, 2014, the biographical information for MacKenzie B. Davis, CFA and Kenneth L. Settles Jr., CFA under the section of the Prospectuses titled “Investment Team Biographical Information” is amended and restated in its entirety as follows:

MacKenzie B. Davis, CFA

MacKenzie B. Davis has been a member of the RS Hard Assets Team since 2004. He has been responsible for the day-to-day management of RS Global Natural Resources Fund since 2005; he also co-manages separate accounts. Prior to joining RS Investments in 2004, MacKenzie spent four years as a high-yield analyst at Fidelity Management & Research Company, covering technology, telecommunications, industrial, and energy issuers. Previously, he was a vice president at Fidelity Capital Markets, focusing on origination and financial engineering initiatives. He was also an analyst at Goldman Sachs & Company. MacKenzie holds an A.B. from Brown University in mathematical economics and modern American history. MacKenzie is a CFA Charterholder.

Kenneth L. Settles Jr., CFA

Kenneth L. Settles has been a member of the RS Hard Assets Team since 2006. Ken has been responsible for the day-to-day management of RS Global Natural Resources Fund since 2007. Prior to joining RS Investments in 2006, he was a senior energy analyst at Neuberger Berman, LLC for seven years where he also co-managed the Neuberger Berman Premier Energy Portfolio. Previously, Ken spent three years at Salomon Smith Barney, Inc. where he was a financial analyst. Ken holds a B.A. in economics from Williams College. Ken is a CFA Charterholder.

Effective January 2, 2014, the following information was added to the section of the Prospectuses titled “Investment Team Biographical Information:”

Paul Jablansky

Paul Jablansky has been a co-portfolio manager of RS Investment Quality Bond Fund and RS Low Duration Bond Fund and a member of the investment team of RS Strategic Income Fund since 2014. He is a managing director and head of structured products at Guardian Life. His previous investment management experience includes serving as the head of structured products at Western Asset Management from 2011 through 2013, where he was responsible for managing all aspects of structured products, including portfolio construction and management, trading, research, and surveillance. From 2010 through 2011, he was a managing director and head of non-agency mortgage-backed securities and asset-backed securities strategy at Royal Bank of Scotland. From 2008 through 2009, Paul was also co-managing partner and chief investment officer at 400 Capital Management, an investment management company he co-founded, where he focused on asset-backed, mortgage-backed, and commercial mortgage-backed strategies. Paul also served as a managing director at Banc of America Securities LLC from 2003 through 2008 and held previous positions focusing on asset-backed securities, including roles at Citigroup/Salomon Smith Barney from 1994 through 2003 and Goldman Sachs & Company from 1990 through 1994. Paul holds a B.A. in mathematics from Cornell University.

Effective July 18, 2013, the biographical information for Ms. Barbi and Mr. Tsaparas under the section of the Prospectuses titled “Investment Team Biographical Information” was amended and restated in its entirety as follows:

Leslie Barbi

Leslie Barbi has been a member of the investment team of RS Strategic Income Fund since its inception and a co-portfolio manager of RS Low Duration Bond Fund since 2013. She is a managing director and head of public fixed income at Guardian Life. Her previous investment management experience includes serving as managing director of fixed income at Goldman Sachs Asset Management from 2001 through 2003, where she served as a member of the investment strategy group and head of U.S. investment grade corporates. Previously, from 1993-2001, Leslie was at PIMCO, where she served in multiple capacities in its fixed income group, including most recently as executive vice president of fixed income. She holds an A.B. from Harvard University and an M.B.A. from the University of Chicago Graduate School of Business.

Demetrios Tsaparas, CFA

Demetrios Tsaparas has been a member of the investment team of RS Strategic Income Fund since 2013 and a co-portfolio manager of RS Investment Quality Bond Fund since 2013. Demetrios is a Senior Director and has been with Guardian Life since 2008. He has worked on a broad range of domestic and global macro topics, including rates, currencies, inflation, and global central banks. He has particularly focused on mortgage-related securities and has also worked on corporate bonds. He also helps manage the fixed income assets of Guardian Life. Prior to joining Guardian Life, he spent three years at New York Life Investment Management where he was second vice president for portfolio management, analytics and consulting. Prior to that, he was a trader and analyst for Spartan Capital Management. Demetrios has a B.A. in mathematics from College of The Holy Cross and an M.B.A. in finance from the Anderson School of Management at UCLA. He has a Chartered Financial Analyst (CFA) designation, and he is a member of the CFA Institute and the New York Society of Security Analysts.

Effective July 18, 2013, the following information was added under the section of the Prospectuses titled “Investment Team Biographical Information:”

John Gargana

John Gargana has been a co-portfolio manager of RS Low Duration Bond Fund since 2013. He is a Senior Director and co-head of fixed income trading at Guardian Life. He joined Guardian Life in 1991. He has been a sector portfolio manager for Guardian Life’s structured products portfolio since 2005 and an analyst and trader for structured products since 1993. John holds a B.A. in economics from Fairfield University and an M.B.A. with a concentration in finance from Clark University Graduate School of Management.

Effective July 1, 2013, the following information was added under the section of the Prospectuses titled “Investment Team Biographical Information:”

U-Wen Kok

U-Wen Kok has been a member of the RS International Team since 2013. U-Wen has been the portfolio manager of RS Global Fund and RS International Fund since 2013. Prior to joining RS Investments in 2013, U-Wen was a portfolio manager at RBC Global Asset Management for their North American and Global equity products from January 2012 to October 2012. From August 2009 through May 2010, she provided portfolio management consulting services to BMO Asset Management. From 2001 to 2008, she was lead portfolio manager for two domestic active growth and value equity funds at Barclays Global Investors. For six years prior to that, she was a manager of Canadian quantitative active equity portfolios at the Ontario Teachers Pension Plan Board. U-Wen holds a B.A. in economics and political science from the University of Toronto and is a CFA Charterholder.

Effective January 7, 2014, Messrs. Davis and Settles are no longer portfolio managers of RS Partners Fund, RS Value Fund, RS Large Cap Alpha Fund, and RS Investors Fund and all references to Messrs. Davis and Settles in respect of each of such Funds in the Prospectuses are removed.

Effective January 2, 2014, Clinton I. Yara was no longer a portfolio manager of RS Partners Fund, RS Value Fund, RS Large Cap Alpha Fund, and RS Investors Fund and all references to Mr. Yara in the Prospectuses were removed.

Effective July 18, 2013, Howard W. Chin was no longer a portfolio manager of RS Investment Quality Bond Fund, RS Low Duration Bond Fund, and RS Strategic Income Fund and all references to Mr. Chin in the Prospectuses were removed.

Effective July 1, 2013, references to Guardian Baillie Gifford Limited and Baillie Gifford Overseas Limited as investment sub-adviser and sub-sub-adviser, respectively, for RS International Fund and RS Growth Fund, and references to the Baillie Gifford investment team members were removed.

January 7, 2014